UAM FUNDS
	FUNDS FOR THE INFORMED INVESTOR   SM



SUPPLEMENT DATED DECEMBER 21, 1999, TO THE ICM
SMALL COMPANY PORTFOLIO INSTITUTIONAL CLASS
PROSPECTUS DATED FEBRUARY 16, 1999, AS
SUPPLEMENTED MAY 18, 1999.

ICM Small Company Portfolio is open to new investors effective
December 21, 1999.




UAM  r